1933 Act File No. 2-63343
                                          1940 Act File No. 811-2891

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X
                                                                  ---

    Pre-Effective Amendment No.         ....................

    Post-Effective Amendment No.    41   ...................        X
                                 --------                         ---

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

    Amendment No.    28   ..................................        X
                  --------                                        ---

                            FEDERATED TAX-FREE TRUST

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b).
 _  on _______________ pursuant to paragraph (b).
    60 days after filing pursuant to paragraph (a)(i). X on January 31, 1999 pursuant to paragraph (a)(i).
    75 days after filing pursuant to paragraph (a)(ii).
    on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                               Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky, LLP
2101 L Street, N.W.
Washington, D.C.  20037





PROSPECTUS



FEDERATED TAX-FREE TRUST





A money market mutual fund seeking to provide dividend income exempt from federal regular income taxes while seeking stability of principal.

Fund Shares are not bank deposits, federally insured, or guaranteed, and may lose value. As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.







                  CONTENTS
                  Risk/Return Summary
                  What are the Fund's Fees and Expenses?
                  What are the Fund's Investment Strategies?
                  What are the Principal Securities in Which the Fund Invests? What are the Specific Risks of Investing in the Fund?
                  What do Shares Cost?
                  How is the Fund Sold?
                  How to Purchase Shares
                  How to Redeem Shares
                  Account and Share Information
                  Who Manages the Fund?
                  Financial Information




JANUARY 31, 1999

RISK/RETURN SUMMARY


WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is to provide for its shareholders dividend income exempt from federal regular income taxes (excluding federal alternative minimum tax for individuals and corporations) while seeking relative stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
The Fund invests in tax-exempt securities so that the Fund's annual interest income is exempt from federal regular income tax.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund.

The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.


Risk/Return Bar Chart and Table
The graphic presentation displayed here consists of a bar chart representing the annual total returns of Federated Tax Free Trust as of the calendar year-end for each of 10 years. The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 1.00% up to 7.00%. The `x' axis represents calculation for the last ten calendar years of the Fund, beginning 1988. The light gray shaded chart features 10 distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1988 through 1997. The percentages noted are: 4.96%, 6.03%, 5.69%, 4.32%, 2.75%, 2.14%, 2.57%, 3.57%, 3.14%, and
3.33%. Historically, the Fund has maintained a constant $1.00 per share net asset value. The bar chart shows the variability of the Fund's returns on a yearly basis. The Fund's Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon the net asset value. 7-Day Net Yield as of December 31, 1997* was 3.57%. The Fund's Shares total return as of the most recent calendar quarter of September 30, 1998, was 0.78%. Within the period shown in the Chart, the Fund's highest quarterly return was 1.54% (quarter ended June 30, 1989). Its lowest quarterly return was 0.49% (quarter ended March 31, 1994). *Investors may call the Fund to acquire the current 7-Day Net Yield by calling 1-800-341-7400. Past performance does not necessarily predict future performance.

WHAT ARE THE FUND'S FEES AND EXPENSES?


FEDERATED TAX-FREE TRUST

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a             None
percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of           None
original purchase price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends        None
(and other Distributions) (as a percentage of offering price).
Redemption Fee (as a percentage of amount redeemed, if             None
applicable)
Exchange Fee                                                       None
Maximum Account Fee                                                None

Annual Fund Operating Expenses
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee(1)                                                  0.40%
Distribution (12b-1) Fee                                           None
Other Expenses                                                     ____%
Shareholder Services Fee(2)                                        0.25%
  TOTAL ANNUAL FUND OPERATING EXPENSES (BEFORE WAIVERS)            ____%
-----------------------------------------------------------------

-----------------------------------------------------------------
Waiver of Fund Expenses
  TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)
----------------------------------------------------------------------------
1 The management fee has been reduced to reflect the waiver of a portion of the management fee. The management fee paid by the Fund (after the waiver) was _____% for the year ended November 30, 1998.

2 The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The shareholder services fee paid by the Fund (after waiver) was ____% for the year ended November 30, 1998.

EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before waivers as estimated above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                              1 Year  3 Years   5       10 Years
                                                 Years
Payment of the maximum             $        $        $         $
sales charge
-----------------------------
Expenses assuming no               $        $        $         $
redemption
-----------------------------




 WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

The Fund invests in a portfolio of high-quality tax-exempt securities maturing in 13 months or less. The average maturity of the Fund's portfolio will be 90 days or less.

The Fund's Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax exempt securities available. The Adviser structures the portfolio by combining variable rate demand instruments and municipal notes. Depending on the supply of tax exempt securities, the Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall.

Temporary Investments. During adverse market conditions, the Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal regular income tax. Temporary investments will be of comparable quality to other securities in which the Fund invests. This may cause the Fund to give up greater after tax investment returns to maintain the safety of principal.
This also may cause the Fund to receive and distribute taxable income to investors.


WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

Tax exempt securities are fixed income securities that pay interest exempt from regular federal income taxes. States, counties, cities and other political subdivisions and authorities typically issue tax exempt securities. Tax exempt securities are generally differentiated by their source of repayment. Fixed Income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also bear interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond thirteen months.

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations prior to collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Credit Enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser may evaluate the credit risk of a fixed income security based solely upon its credit enhancement.

Investment Ratings. The securities in which the Fund invests must be rated in the highest short-term rating category by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.





WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

Although there are many factors which may effect an investment in the Fund, the principal risks of investing in a tax exempt money market fund are described below.



Credit Risk

Credit risk is the possibility that an issuer or a credit enhancer will default (fails to repay interest and principal when due). If an issuer or credit enhancer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk. If the security is unrated, greater reliance is placed on the Adviser's credit assessment.



Market Risk

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.



Sector Risk

A substantial part of the Fund's portfolio may be comprised of tax exempt securities issued or credit enhanced by companies in similar businesses, by issuers located in the same state, or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

WHAT DO SHARES COST?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined public offering price.

The public offering price is defined as the net asset value (NAV) plus any applicable sales charge. Fund Shares are sold without a sales charge. The Fund attempts to stabilize the net asset value of Shares at $1.00 by valuing the portfolio securities using an accounting method called "amortized cost." NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller minimum amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to higher or lower minimum investment requirements than those imposed by the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


HOW IS THE FUND SOLD?

The Fund's distributor markets the Shares described in this prospectus to banks and other institutions that hold assets for individuals, trusts, estates, or partnerships, or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans because it invests in tax exempt securities. The Distributor and its affiliates may pay out of their assets amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated). In connection with any sale, the Distributor may from time to time offer certain items of nominal value to any shareholder or investor.

HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.


THROUGH AN INVESTMENT PROFESSIONAL
   Establish an account with the investment professional; and

   Submit your purchase order to the investment professional before 3:00 p.m. Eastern time. You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. Eastern time on the same day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."


DIRECTLY FROM THE FUND
   Establish your account with the Fund by submitting a completed New Account Form; and

   Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares on the day the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder on the day the Fund receives the order.


By Wire Send your wire to:

  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of Wire
  ABA Number 011000028
  Attention: EDGEWIRE
  Wire Order Number, Dealer Number, or Group Number; Nominee/Institution Name; Fund Name and Number and Account Number.
You cannot purchase Shares by wire on holidays when wire transfers are restricted.


By Check
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

  Federated Shareholder Services Company
  P.O. Box 8600, Boston, MA 02266-8600.
If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

  Federated Shareholder Services Company
  1099 Hingham Street, Rockland, MA 02370-3317.
Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.


BY AUTOMTIC INVESTMENTS
You may establish an account with your financial institution to automatically purchase Shares on pre-determined dates or when your bank account reaches a certain level. Under this program, participating financial institutions are responsible for prompt transmission of orders and may charge you for this service. You should read this prospectus along with your financial institution's agreement or materials describing this service.


BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


HOW TO REDEEM SHARES

You should redeem Shares:

   through an investment professional if you purchased Shares through an investment professional; or

   directly from the Fund if you purchased Shares directly from the Fund.


THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4 p.m. Eastern time). The redemption amount you will receive is based upon the NAV on the day the Fund receives the order from your investment professional. Redemption requests received by the Fund before 12:00 noon (Eastern time) will not include that day's dividend.


DIRECTLY FROM THE FUND

By Telephone
You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

If you call before 12:00 noon (Eastern time) you will receive a redemption amount based on that day's NAV without that day's dividend. This amount will be wired to you the same day.

If you call after 12:00 noon (Eastern time) you will receive a redemption amount based on that day's NAV and will receive that day's dividend. This amount will be wired to you the following business day.


By Mail
You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the NAV on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

  Federated Shareholder Services Company
  P.O. Box 8600, Boston, MA 02266-8600.
Send requests by private courier or overnight delivery to:

  Federated Shareholder Services Company
  1099 Hingham Street, Rockland, MA 02370-3317.
All requests must include:

   Fund Name and Share Class, account number and account registration;

   amount to be redeemed; and

   signatures of all Shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.


Signature Guarantees Signatures must be guaranteed if:

   your redemption will be sent to an address other than the address of record;

   your redemption will be sent to an address of record that was changed within the last thirty days; or

   a redemption is payable to someone other than the shareholder(s) of record.

Your signature can be guaranteed by any federally insured financial institution (such as a bank or trust company, savings association or credit union) or a broker/dealer that is a domestic stock exchange member, but not by a notary public.


PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established prior to redeeming Shares:

   an electronic transfer to your account at a financial institution that is an ACH member; or

   wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.


Redemption in Kind
Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.


LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

   to allow your purchase to clear;

   during periods of market volatility; or

   when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund. If those checks are undeliverable and returned to the Fund, the proceeds will be reinvested in Shares.


ADDITIONAL CONDITIONS

Telephone Transactions
The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


Share Certificates
The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.


ACCOUNT AND SHARE INFORMATION


ACCOUNT STATEMENTS
You will receive periodic statements reporting all account activity, including, dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. If you elect cash payments and the payment is returned as undeliverable, your cash payment will be reinvested in Shares and your distribution option will convert to automatic reinvestment. If any distribution check remains uncashed for six months the check will no longer be honored, the check amount will be reinvested in Shares, and you will not accrue any interest or dividends on this amount prior to the reinvestment.

Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.


ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.


TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.


WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Advisers. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which totaled over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.


ADVISORY FEES
The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. Under the investment advisory contract, the adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses exceed 0.45% of its average daily net assets.


YEAR 2000 READINESS
The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.


FINANCIAL INFORMATION


FINANCIAL HIGHLIGHTS
The following financial highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and capital gains.

(Financial Statements to be filed by amendment.)

                                    1
FEDERATED TAX-FREE TRUST



PROSPECTUS DATED JANUARY 31, 1998

A Statement of Additional Information (SAI) dated January 31, 1998, is incorporated by reference into this prospectus. To obtain the SAI, and other information without charge call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.


Investment Company Act File No. 811-2891
Cusip 314282104

8010414A (1/99)











STATEMENT OF ADDITIONAL INFORMATION



FEDERATED TAX-FREE TRUST

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated Tax-Free Trust (Fund) dated January 31, 1999. Obtain the prospectus without charge by calling
1-800-341-7400.







JANUARY 31, 1999







                     CONTENTS
                     How is the Fund Organized?
                     Securities in Which the Fund Invests
                     Determining Market Value of Securities
                     How is the Fund Sold?
                     Subaccounting Services
                     Redemption in Kind
                     Massachusetts Partnership Law
                     Account and Share Information
                     Tax Information
                     Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?
                     Who is Federated Investors, Inc.?
                     Investment Ratings
                     Addresses

Cusip 314282104

801041B (1/99)

HOW IS THE FUND ORGANIZED?

The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on November 20, 1978.


SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.




SECURITIES DESCRIPTIONS AND TECHNIQUES
General obligation bonds are supported by the issuer's full faith and credit. The issuer must levy and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to levy additional taxes may be limited by its charter or state law.

Special revenue bonds are payable solely from specific revenues received by the issuer. The revenues may consist of specific taxes, assessments, tolls, fees or other types of municipal revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Bondholders could not collect from the municipality's general taxes or revenues. Therefore, any shortfall in the tolls normally would result in a default on the bonds.

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds to the company using the factory, and the company would agree make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

Municipal leases. Municipalities frequently enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by failing to include the lease payments in its annual budget. However, upon such an event, the lessor may repossess and resell the equipment or facility.

The Fund typically invests in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation ("COPs"). However, the Fund may also invest directly in individual leases.

Credit Enhancement. Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. Following a default, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.


RATINGS
As a matter of fundamental investment policy, the securities in which the Fund invests are rated in the highest short-term rating category by one or more nationally recognized rating service or be of comparable quality to securities having such ratings. A rating service's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated SP-1+ or SP-1 by Standard & Poor's ("S&P"), MIG-1 by Moody's Investors Service, Inc. ("Moody's"), or F-1+ or F-1 by Fitch Investors Service, Inc. ("Fitch") are all considered rated in the highest short-term rating category. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in the highest short-term rating category; currently, such securities must be rated by two rating services in their highest rating category. See "Regulatory Compliance."

Further, the Fund has the ability but no present intention of investing in: securities that are rated SP-2 by S&P, or F-2 by Fitch; and securities that are not rated but are determined by the Trustees to be of comparable quality. Shareholders will be notified should the Fund decide to invest in these securities.


INVESTMENT RISKS
There are many factors which may effect an investment in the Fund. The principal risks of investing in a tax exempt money market fund are described in the Fund's prospectus. An additional risk factor is outlined below.

Tax Risk

In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.



FUNDAMENTAL INVESTMENT POLICIES:

      The Fund seeks to achieve its investment objective by investing in a diversified portfolio of short-term Municipal Securities -- obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest from which is, in the opinion of Bond Counsel for the issuer, or in the opinion of officers to the Trust and/or the Adviser to the Fund, exempt from Federal regular income tax. Municipal Securities also include participation interests in the above obligations ("Municipal Securities"). Interest income of the Fund which is exempt from Federal regular income tax will retain its tax-free status when distributed to shareholders. Such income may be subject to state and local tax.

      All of the Fund's investment assets will consist of Municipal Securities, Temporary Investments, as described below, and cash. The Fund will invest only in Municipal Securities, including Industrial Revenue Bonds which are rated within the two highest ratings for Municipal Securities by Moody's Investors Services ("Moody's") -- Aaa or Aa -- or by Standard & Poor's Corporation, Inc. ("S&P") -- AAA or AA; or which at the time of purchase are guaranteed by the U.S. Government as to the payment of principal and interest, such as Tax-Exempt Project Notes; or are (1) rated within Moody's short-term municipal obligations highest rating of MIG 1 or S&P's highest municipal commercial paper rating of A-1, or (2) unrated (where the issuer has not sough such a rating) if the Board of Trustees determines prior to the purchase thereof that such Municipal Securities are of "high quality." Subsequent to its purchase by the Fund, an issue of Municipal Securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event requires the elimination of such obligation from the Fund's portfolio, but the Adviser will consider such an event in its determination of whether the Fund should continue to hold such obligation in its portfolio. To the extent the ratings accorded by S&P or Moody's for Municipal Securities change as a result of changes in these rating systems, the Fund will attempt to use similar ratings as standards. In the future, the Fund may also use similar ratings of services other than S&P or Moody's.

      From time to time on a temporary basis or for defensive purposes, the Fund may invest in "temporary investments" which mature in the same manner as the Municipal Securities in which the Fund can invest, consisting of: other obligations issued by or on behalf of municipal or corporate issuers; U.S. Treasury Bills, all other marketable obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; [instruments of banks savings and loans which are members of the Federal Deposit Insurance Corporation
(FDIC) or Federal Savings and Loan Insurance Corporation (FSLIC) (such as certificates of deposit, demand and time deposits, savings shares and bankers' acceptances;) these instruments are not necessarily guaranteed by the FDIC or the FSLIC)]; repurchase agreements (an instrument where the seller agrees to repurchase the security at the time of sale at a mutually agreed upon time and price), and prime commercial paper (as set forth below) including variable amount demand master note represents a borrowing arrangement under a letter agreement between a commercial paper issuer and an institutional lender such as the Fund. The Fund will not invest in instruments issued by banks or savings and loans unless at the time of investment such banks and savings and loans have capital, surplus and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements). Commercial paper investments will be limited to commercial paper rated A-1 by Standard & Poor's Corporation, Prime 1 by Moody's Investors Services, Inc. or F-1 by Fitch Investors Service. The Fund may invest in these Temporary Investments, for example, due to market conditions or pending investment of proceeds of sales of shares or proceeds from the sale of portfolio securities or in anticipation of redemptions. However, the Fund generally expects to invest the proceeds received from the sale of Fund shares in Municipal Securities as soon as reasonably possible. The rating requirements for the Fund's investments in Municipal Securities will not be applicable to Temporary Investments. However, management will limit Temporary Investments to the standards set forth above. In addition, no Temporary Investments in municipal securities or corporate obligations will be purchased unless they meet the ratings described in the Fund's Investment Policies. Interest income from Temporary Investments may be taxable to shareholders as ordinary income.

      As a fundamental investment policy, at least 80% of the Fund's annual interest income will be exempt from Federal regular income tax except in extraordinary circumstances when, for example, management feels that market conditions dictate a defensive posture in temporary investments.

      The Fund may also purchase and sell short-term Municipal Securities on a when-issued or delayed delivery basis. When-issued and delayed delivery transactions arise when securities are bought or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transactions. When engaging in when-issued and delayed delivery transactions, the Fund relies on the buyer or seller, as the case may be, to consummate the transactions. Failure to do so may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When-issued and delayed delivery transactions ordinarily occur within a month before delivery is due, however no payment or delivery will be made by the Fund before it receives payment or delivery from the other party to the transaction. There are no fees or other expenses associated with these types of transactions other than normal transaction costs. Engaging in when-issued or delayed delivery transactions are normal methods of buying and selling portfolio securities by the Fund in pursuit of its investment objective of providing dividend income exempt from Federal regular income taxes while seeking relative stability of principal.

      The Fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations.




INVESTMENT LIMITATIONS


SELLING SHORT AND BUYING ON MARGIN

The Fund will not make short sales of securities or purchase any securities on margin, except for such credits as are necessary for the clearance of transactions.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Fund will not issue senior securities except that the Fund may borrow money in amounts up to one-third of the value of its total assets, including the amounts borrowed.

The Fund will not borrow money, except as a temporary measure for extraordinary or emergency purposes and then (a) only in amounts not in excess of 5% of the value of its total assets or (b) in an amount up to one-third of the value of its total assets including the amount borrowed in order to meet redemption requests without immediately selling any portfolio securities. (This borrowing provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests where the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous.) While any such borrowings are outstanding, no net purchases of investment securities will be made by the Fund. If due to market fluctuations or other reasons the value of the Fund's assets falls below 300% of its borrowing, the Fund will reduce its borrowing within three business days.

PLEDGING ASSETS

The Fund will not pledge, mortgage, or hypothecate its assets except that, to secure borrowings permitted, it may pledge securities having a market value at the time of pledge not exceeding 10% of the value of the Fund's total assets.

LENDING CASH OR SECURITIES

The Fund will not make loans, except that the Fund may, in accordance with its investment objective, policies, and limitations, acquire publicly or non-publicly issued Municipal Securities or temporary investments or enter into repurchase agreements.

INVESTING IN COMMODITIES AND MINERALS

The Fund will not purchase or sell commodities or commodity contracts or oil, gas or other mineral exploration or development programs.

INVESTING IN REAL ESTATE

The Fund will not purchase or sell real estate, but this shall not prevent the Fund from investing in Municipal Securities secured by real estate or interests therein.

UNDERWRITING

The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933, in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES

The Fund will not purchase or retain the securities of any issuer other than the securities of the Fund, if, to the Fund's knowledge, those Officers and Trustees of the Fund or the Adviser, who individually own beneficially more than 0.5% of the outstanding securities of such issuer, together own beneficially more than 5.0% of such outstanding securities.

If any percentage limitation is adhered to at the time of an investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund will not invest in securities issued by any other investment company or investment trust.

INVESTING FOR CONTROL

The Fund will not acquire voting securities except as part of a merger, consolidation, reorganization, or acquisition of assets.

CONCENTRATION OF INVESTMENTS

The Fund does not generally intend to purchase securities if, as a result of such purchase, more than 25 percent of the value of its assets would be invested in the securities of governmental subdivisions located in any one state, territory, or possession of the United States. The Fund may invest more than 25 percent of the value of its assets in Short-Term Tax-Exempt Project Notes which are guaranteed by the U.S. Government regardless of the location of the issuing municipality. Weakness in a state's ability to raise taxes resulting from a contraction of its tax based on a rise in delinquencies could influence the state's ability to support housing programs. In addition, an adverse economic climate, changes in political sentiment within a state legislature, or on the part of a state electorate, could also impact such housing programs, and in turn, the availability of new issues of project notes. At the Federal level, the decision to curtail Federal budget deficit or both could similarly reduce the volume of project notes available in auction markets. One effect of the reduction of the supply of project notes, given continuing growth in demand for these notes, might be to reduce yields on them to a point that such notes are relatively noncompetitive with other similar tax-free securities. Further, were the Congress of the United States to revoke the right of the Department of Housing and Urban Development to back project notes with the full faith and credit of the Federal government or alter the law in some other way, suitability of project notes as investments for the Fund would have to be re-examined and purchases or holdings of project notes could fall below 25%.

      With respect to temporary investments, the Fund will not purchase securities (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities), if as a result of such purchase, more than 25% of the value of the Fund's assets would be invested in any one industry. However, the Fund may, at times, invest more than 25 percent of the value of its assets in cash or cash items (including bank time and demand deposits such as certificates of deposit), U.S. Treasury bills or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or instruments secured by these money market instruments, such as repurchase agreements, for defensive purposes.

      If, because of changing values, the value of the Fund's assets invested in a particular industry or in the securities of governmental subdivisions located in any one state, territory or possession of the United States exceeds 25 percent of the value of its assets, the Fund will not be required to make any reduction of its holdings in that particular industry or in the securities of the governmental body.

The above limitations cannot be changed unless authorized by the vote of a majority of its outstanding voting securities. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

INVESTING  IN RESTRICTED AND ILLIQUID SECURITIES

The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

     The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.

REGULATORY COMPLIANCE

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by rating services, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.




DETERMINING MARKET VALUE OF SECURITIES

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.


HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.


SHAREHOLDER SERVICES
The Fund may pay Federated Shareholder Services, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services (but not out of Fund assets). The Distributor and/or Federated Shareholder Services may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.




REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Fund. To protect its shareholders, the Fund has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Fund. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Fund or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Fund's obligations, the Fund is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS
Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Fund have equal voting rights.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders will be called by the Trustees upon the written request of shareholders who own at least 10% of the Fund's outstanding shares of all series entitled to vote.

As of November 5, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares:

Fiduciary Trust Company International, New York, NY, owned 28.52%; Bova & Company, Charlotte, NC, owned 6.42%; Chemical Bank, New York, NY, owned 6.03%.


TAX INFORMATION


FEDERAL INCOME TAX
The Fund will pay no federal income tax because it expects to meet requirements of Subchapter M of the Internal Revenue Code (Code) applicable to regulated investment companies and to receive the special tax treatment afforded such companies.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF TRUSTEES


The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birthdate, present position(s) held with the Fund, principal occupations for the past five years, total compensation received as a Trustee from the Fund for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Federated Fund Complex includes 56 investment companies whose investment adviser is affiliated with the Fund's.

As of November 5, 1998, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.


John F. Donahue*#
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: July 28, 1924
  Chairman and Trustee
Chief Executive Officer and Director or Trustee of the Federated Fund Complex. Chairman and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp., and Federated Global Research Corp.; Chairman, Passport Research, Ltd. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust.

Compensation from Fund  $0

Compensation from Federated Fund Complex  $0


Thomas G. Bigley
  15 Old Timber Trail
  Pittsburgh, PA
  Birthdate: February 3, 1934
  Trustee
Director or Trustee of the Federated Fund Complex; Director, Member of Executive Committee, Children's Hospital of Pittsburgh; formerly: Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh.

Compensation from Fund  $______

Compensation from Federated Fund Complex  $______


John T. Conroy, Jr.
  Wood/IPC Commercial Department
  John R. Wood and Associates, Inc., Realtors
  3255 Tamiami Trail North
  Naples, FL
  Birthdate: June 23, 1937
  Trustee

     Director or Trustee of the Federated Fund Complex; President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly: President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Compensation from Fund  $______

Compensation from Federated Fund Complex  $______


Nicholas Constantakis
  175 Woodshire Drive
  Pittsburgh, PA
  Birthdate: September 3, 1939
  Trustee

     Director or Trustee of the Federated Fund Complex; formerly: Partner, Andersen Worldwide SC.

Compensation from Fund  $______

Compensation from Federated Fund Complex  $______


William J. Copeland
  One PNC Plaza - 23rd Floor
  Pittsburgh, PA
  Birthdate: July 4, 1918
  Trustee
Director or Trustee of the Federated Fund Complex; Director and Member of the Executive Committee, Michael Baker, Inc.; formerly: Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director, United Refinery; Chairman, Pittsburgh Foundation; Director, Forbes Fund; Chairman, Pittsburgh Civic Light Opera.

Compensation from Fund  $______

Compensation from Federated Fund Complex  $______


James E. Dowd, Esq.
  571 Hayward Mill Road
  Concord, MA
  Birthdate: May 18, 1922
  Trustee
Director or Trustee of the Federated Fund Complex; Attorney-at-law; Director, The Emerging Germany Fund, Inc.; formerly: President, Boston Stock Exchange, Inc.; Regional Administrator, United States Securities and Exchange Commission.

Compensation from Fund  $______

Compensation from Federated Fund Complex  $______


Lawrence D. Ellis, M.D.*
  3471 Fifth Avenue, Suite 1111
  Pittsburgh, PA
  Birthdate: October 11, 1932
  Trustee
Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; formerly: Member, National Board of Trustees, Leukemia Society of America.

Compensation from Fund  $______

Compensation from Federated Fund Complex  $______


Edward L. Flaherty, Jr., Esq.#
  Miller, Ament, Henny & Kochuba
  205 Ross Street
  Pittsburgh, PA
  Birthdate: June 18, 1924
  Trustee
Director or Trustee of the Federated Fund Complex; Attorney, of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly:
Counsel, Horizon Financial, F.A., Western Region; Partner, Meyer and Flaherty.

Compensation from Fund  $______

Compensation from Federated Fund Complex  $______

Peter E. Madden
  One Royal Palm Way
  100 Royal Palm Way
  Palm Beach, FL
  Birthdate: March 16, 1942
  Trustee
Director or Trustee of the Federated Fund Complex; formerly: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation; Director, VISA USA and VISA International; Chairman and Director, Massachusetts Banker Association; Director, Depository Trust Corporation.

Compensation from Fund  $______

Compensation from Federated Fund Complex  $______


John E. Murray, Jr., J.D., S.J.D.
  President
  Duquesne University
  Pittsburgh, PA
  Birthdate: December 20, 1932
  Trustee
Director or Trustee of the Federated Fund Complex; President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; formerly: Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Compensation from Fund  $______

Compensation from Federated Fund Complex  $______


Wesley W. Posvar
  1202 Cathedral of Learning
  University of Pittsburgh
  Pittsburgh, PA
  Birthdate: September 14, 1925
  Trustee
Director or Trustee of the Federated Fund Complex; President, World Society of Ekistics, Athens; Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; formerly: Professor, United States Military Academy; Professor, United States Air Force Academy.

Compensation from Fund  $______

Compensation from Federated Fund Complex  $______


Marjorie P. Smuts
  4905 Bayard Street
  Pittsburgh, PA
  Birthdate: June 21, 1935
  Trustee

     Director   or   Trustee   of   the   Federated    Fund   Complex;    Public
Relations/Marketing/Conference   Planning;   formerly:   National  Spokesperson,
Aluminum Company of America; business owner.

Compensation from Fund  $______

Compensation from Federated Fund Complex  $______


Glen R. Johnson
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: May 2, 1929
  President
Trustee, Federated Investors, Inc.; staff member, Federated Securities Corp.

Compensation from Fund  $______

Compensation from Federated Fund Complex  $______


J. Christopher Donahue
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: April 11, 1949
  Executive Vice President
President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President and Director, Federated Investors, Inc.; President and Trustee, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.

Compensation from Fund  $0

Compensation from Federated Fund Complex  $0


Edward C. Gonzales
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: October 22, 1930
  Executive Vice President
Trustee or Director of some of the Funds in the Federated Fund Complex; President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company.

Compensation from Fund  $0

Compensation from Federated Fund Complex  $0

John W. McGonigle
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: October 26, 1938
  Executive Vice President, Secretary and Treasurer
Executive Vice President and Secretary of the Federated Fund Complex; Treasurer of some of the Funds in the Federated Fund Complex; Executive Vice President, Secretary, and Director, Federated Investors, Inc.; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.

Compensation from Fund  $0

Compensation from Federated Fund Complex  $0


Richard B. Fisher
  Federated Investors Tower
  1001 Liberty Avenue
  Pittsburgh, PA
  Birthdate: May 17, 1923
  Vice President
President or Vice President of some of the Funds in the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Chairman and Director, Federated Securities Corp.

Compensation from Fund  $0

Compensation from Federated Fund Complex  $0


INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly-owned subsidiary of Federated.

The Adviser shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

The Adviser must waive the portion of its advisory fee that increases the Fund's aggregate annual operating expenses above .45% of its average daily net assets. The Fund's operating expenses include the advisory fee but exclude interest, taxes, brokerage commissions, expenses of registering the Fund and its shares under federal and state laws, expenses of withholding taxes, and extraordinary expenses.


Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.


Research Services
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

For the fiscal year ended, November 30, 1998, the Fund's adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions was $_______ for which the Fund paid $_______ in brokerage commissions.

On November 30, 1998, the Fund owned securities of the following regular broker/dealers:

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum                   Average Aggregate Daily Net Assets of the
Administrative Fee        Federated Funds
0.150 of 1%               on the first $250 million
---------------------
0.125 of 1%               on the next $250 million
---------------------
0.100 of 1%               on the next $250 million
---------------------
0.075 of 1%               on assets in excess of $750 million
---------------------
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.


INDEPENDENT PUBLIC ACCOUNTANTS
Deloitte & Touche LLP is the independent public accountant for the Fund.


FEES PAID BY THE FUND FOR SERVICES
For the Year ended
November 30, 1998                       1998             1997             1996
--------------------------

Advisory Fee Earned                        $                $                $
---------------------------
Advisory Fee Reduction                     $                $                $
---------------------------
Brokerage Commissions                      $                $                $
---------------------------
Administrative Fee                         $                $                $
---------------------------
Shareholder Services Fee                   $                _                _
---------------------------
If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.



AVERAGE ANNUAL TOTAL RETURNS AND YIELD
Total returns given for the one-, five- and ten-year periods ended November 30, 1998.

Yield, Effective Yield and Tax-Equivalent Yield given for the 30-day period ended November 30, 1998.

Share Class        30-day         1 Year          5 Years         10 Years
Class Name         period
Total Return       _              %               %               %
Yield              %              _               _               _
Effective Yield    %              _               _               _
Tax-Equivalent Yield              %               _   _                 _

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a thirty-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The effective yield is calculated by compounding the unannualized base-period return by: adding 1 to the base-period return, raising the sum to the 365/7th power; and subtracting 1 from the result. The tax- equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate. The yield, effective yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professional and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.


TAX EQUIVALENCY TABLE
Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.


                        TAXABLE YIELD EQUIVALENT FOR 1998
                            MULTISTATE MUNICIPAL FUND
                           FEDERAL INCOME TAX BRACKET:
                  15.00%    28.00%       31.00%        36.00%        39.60%


      JOINT           $1-  $42,351-     $102,301-     $155,951-       OVER
      RETURN      42,350    102,300      155,950       278,450      $278,450

      SINGLE          $1-  $25,351-     $61,401-      $128,101-       OVER
      RETURN      25,350    61,400       128,100       278,450      $278,450

      Tax-Exempt
      Yield                   Taxable Yield Equivalent

        1.00%      1.18%     1.39%       1.45%         1.56%         1.66%
        1.50%      1.76%     2.08%       2.17%         2.34%         2.48%
        2.00%      2.35%     2.78%       2.90%         3.13%         3.31%
        2.50%      2.94%     3.47%       3.62%         3.91%         4.14%
        3.00%      3.53%     4.17%       4.35%         4.69%         4.97%
        3.50%      4.12%     4.86%       5.07%         5.47%         5.79%
        4.00%      4.71%     5.56%       5.80%         6.25%         6.62%
        4.50%      5.29%     6.25%       6.52%         7.03%         7.45%
        5.00%      5.88%     6.94%       7.25%         7.81%         8.28%
        5.50%      6.47%     7.64%       7.97%         8.59%         9.11%
        6.00%      7.06%     8.33%       8.70%         9.38%         9.93%
        6.50%      7.65%     9.03%       9.42%        10.16%        10.76%
        7.00%      8.24%     9.72%      10.14%        10.94%        11.59%
        7.50%      8.82%    10.42%      10.87%        11.72%        12.42%
        8.00%      9.41%    11.11%      11.59%        12.50%        13.25%

     Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.



Advertising and sales literature may include:

     references  to  ratings,   rankings,   and  financial  publications  and/or
performance comparisons of Shares to certain indices;

   charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

   discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

   information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


Lipper Analytical Services, Inc.
Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.


IBC/Donoghue's Money Fund Report
Publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.


Money
A monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.


MUNICIPAL FUNDS
In the municipal sector, as of December 31, 1997, Federated managed 11 bond funds with approximately $2.1 billion in assets and 22 money market funds with approximately $10.9 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


EQUITY FUNDS
In the equity sector, Federated has more than 27 years' experience. As of December 31, 1997, Federated managed 29 equity funds totaling approximately $11.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


CORPORATE BOND FUNDS
In the corporate bond sector, as of December 31, 1997, Federated managed 11 money market funds and 16 bond funds with assets approximating $17.1 billion and $5.6 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 22 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $200 billion.


GOVERNMENT FUNDS
In the government sector, as of December 31, 1997, Federated manages 9 mortgage-backed, 6 government/ agency and 18 government money market mutual funds, with assets approximating $5.9 billion, $1.5 billion and $35 billion, respectively. Federated trades approximately $400 million in U.S. government and mortgage-backed securities daily and places approximately $23 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $36 billion in government funds within these maturity ranges.


MONEY MARKET FUNDS
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1997, Federated managed more than $63.1 billion in assets across 51 money market funds, including 18 government, 11 prime and 22 municipal with assets approximating $35 billion, $17.1 billion and $10.9 billion, respectively.

     The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.


MUTUAL FUND MARKET
Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4 trillion to the more than 6,700 funds available, according to the Investment Company Institute.

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:


Institutional Clients
Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.


Bank Marketing
Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.


Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.


INVESTMENT RATINGS

APPENDIX


STANDARD & POOR'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS
A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2Satisfactory capacity to pay principal and interest.


VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-l+, AA/A-I+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)


COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.


LONG-TERM DEBT RATINGS
AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.


MOODY'S INVESTORS SERVICE, INC., SHORT-TERM MUNICIPAL OBLIGATION RATINGS Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.


VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.


COMMERCIAL PAPER (CP) RATINGS
P-1 Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2 Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


LONG-TERM DEBT RATINGS
Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1) The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2) The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3) The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.


FITCH INVESTORS SERVICE, L.P. SHORT-TERM DEBT RATING DEFINITIONS
F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2 Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

ADDRESSES

FEDERATED TAX-FREE TRUST

Federated Investors Fund
5800 Corporate Drive
Pittsburgh, PA 15237-7000


Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779


Investment Adviser
Federated Research
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, Pennsylvania 15222-3779


Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Public Accountants
Deloitte & Touche LLP
2500 One PPG Place
Pittsburgh, PA 15222-5401







PART C.    OTHER INFORMATION.

Item 23.....
                  (a)   Conformed copy of the Declaration of Trust of
                     the Registrant; (1)
                  (b)    (i) Copy of the By-Laws of the Registrant as
                           amended; (1,5)
                        (ii) Copy of Amendment No. 2 to By-Laws of the
                          Registrant; (6)
                        (iii)Copy of Amendment No. 3 to By-Laws of the
                          Registrant; +
                        (iv) Copy of Amendment No. 4 to By-Laws of the
                          Registrant; +
                        (v)  Copy of Amendment No. 5 to By-Laws of the
                          Registrant; +
                        (vi) Copy of Amendment No. 6 to By-Laws of the
                          Registrant; +
                  (c)   Copy of Specimen Certificate of Shares of
                         Beneficial Interest of the Registrant; (1)
                  (d)   Conformed copy of the Investment Advisory
                         Contract; (8)
                  (e)    (i) Conformed copy of the Distributor's
                                Contract; (8)
                        (ii) The Registrant hereby incorporates the
                             conformed copy of the specimen Mutual Fund
                             Sales and Service Agreement; and Plan/Trustee Mutual Funds Service Agreement from Item
                             24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A,filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269);
                  (f)   Not applicable;















+     All exhibits have been filed electronically.
1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form S-5 filed December 27, 1978. (File No. 2-63343) 5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1 filed March 23, 1984. (File No. 2-63343) 6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed January 25, 1988. (File No. 2-63343) 8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed November 21, 1989. (File No. 2-63343)

                  (g)    (i) Conformed copy of the Custodian Agreement
                          of the Registrant; (9)
                        (ii) Conformed copy of Custodian Fee Schedule; (11)
                  (h) (i) Conformed copy of Shareholder Services Agreement of the Registrant; (11) (ii) Conformed copy of Amended and Restated Shareholder Services Agreement; (11)
                       (iii) Conformed copy of Agreement for Fund
                             Accounting Services, Administrative
                             Services, Transfer Agency Services and
                             Custody Services Procurement; (11)
                        (iv) The responses described in Item
                             24(b)(6)(ii) are hereby incorporated by
                             reference;
                  (i) Paper copy of Opinion and Consent of Counsel as to legality of shares being registered; (2)
                  (j)   Conformed copy of Consent of Independent
                        Auditors; not applicable
                  (k)   Not applicable;
                  (l)   Not applicable;
                  (m)   Not applicable;
                  (n)   Copy of Financial Data Schedule; not applicable
                  (o)   Not applicable;
                  (p)   Conformed copy of Power of Attorney; +





























+     All exhibits have been filed electronically.

2. Response is incorporated by reference to Amendment No. 1 to Registrant's Initial Registration Statement on Form S-5 filed February 2, 1979. (File No. 2-63343)

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed January 23, 1995. (File No. 2-63343)

11. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 40 on Form N-1A filed January 29, 1998. (File No. 2-63343)

Item 24.    Persons Controlled by or Under Common Control with
            Registrant:

            None


Item 25. Indemnification:  (1)

Item 26. Business and Other Connections of Investment Adviser:

(a) For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?." The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107
         W. Market Street, Georgetown, Delaware 19947.

         The remaining Officers of the investment adviser are:

         Executive Vice Presidents:          William D. Dawson, III
                                             Henry A. Frantzen
                                             J. Thomas Madden

         Senior Vice Presidents:             Joseph M. Balestrino
                                             Drew J. Collins
                                             Jonathan C. Conley
                                             Deborah A. Cunningham
                                             Mark E. Durbiano
                                             Sandra L. McInerney
                                             Susan M. Nason
                                             Mary Jo Ochson
                                             Robert J. Ostrowski



1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form S-5 filed December 27, 1978. (File Nos. 2-63343 and 811-2891)

         Vice Presidents:                    Todd A. Abraham
                                             J. Scott Albrecht
                                             Arthur J. Barry
                                             Randall S. Bauer
                                             David A. Briggs
                                             Micheal W. Casey
                                             Kenneth J. Cody
                                             Alexandre de Bethmann
                                             Michael P. Donnelly
                                             Linda A. Duessel
                                             Donald T. Ellenberger
                                             Kathleen M. Foody-Malus
                                             Thomas M. Franks
                                             Edward C. Gonzales
                                             James E. Grefenstette
                                             Susan R. Hill
                                             Stephen A. Keen
                                             Robert K. Kinsey
                                             Robert M. Kowit
                                             Jeff A. Kozemchak
                                             Richard J. Lazarchic
                                             Steven Lehman
                                             Marian R. Marinack
                                             Charles A. Ritter
                                             Keith J. Sabol
                                             Frank Semack
                                             Aash M. Shah
                                             Christopher Smith
                                             Tracy P. Stouffer
                                             Edward J. Tiedge
                                             Paige M. Wilhelm
                                             Jolanta M. Wysocka

         Assistant Vice Presidents:          Nancy J. Belz
                                             Robert E. Cauley
                                             Lee R. Cunningham, II
                                             B. Anthony Delserone, Jr.
                                             Paul S. Drotch
                                             Salvatore A. Esposito
                                             Donna M. Fabiano
                                             John T. Gentry
                                             William R. Jamison
                                             Constantine Kartsonsas
                                             John C. Kerber
                                             Grant K. McKay
                                             Natalie F. Metz
                                             Joseph M. Natoli
                                             John Sheehy
                                             Michael W. Sirianni
                                             Leonardo A. Vila
                                             Lori A. Wolff

         Secretary:                          Stephen A. Keen

         Treasurer:                          Thomas R. Donahue

         Assistant Secretaries:              Thomas R. Donahue
                                             Richard B. Fisher
                                             Christine I. Newcamp

         Assistant Treasurer:                Richard B. Fisher

         The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

Item 27.    Principal Underwriters:

(a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

Automated Government Money Trust; Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; ; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal FundsTrust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; High Yield Cash Trust; Investment Series Trust; Peachtree Funds; Star Funds; Targeted Duration Trust; The Virtus Funds; Trust for Financial Institutions;

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

(b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant


Richard B. Fisher             Director, Chairman, Chief
Federated Investors Tower     Executive Officer, Chief
1001 Liberty Avenue           Operating Officer, Asst.
Pittsburgh, PA 15222-3779     Secretary and Asst.
                              Treasurer, Federated
                              Securities Corp.

Edward C. Gonzales            Director, Executive Vice
Federated Investors Tower     President,
1001 Liberty Avenue           Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue             Director, Assistant Secretary
Federated Investors Tower     and Assistant Treasurer
1001 Liberty Avenue           Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                 President-Broker/Dealer,             --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                President-Institutional Sales,       --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David M. Taylor               Executive Vice President             --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                 Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher T. Fives          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton             Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                   Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ronald Petnuch                Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV           Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy C. Pillion            Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis      Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Raymond Hanley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth A. Hetzel                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

J. Michael Miller             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peters III          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




Eugene B. Reed                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                   Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John F. Wallin                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski         Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Terri E. Bush                 Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                  Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert M. Rossi               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew S. Hardin             Secretary,                           --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Denis McAuley                 Treasurer,                           --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Leslie K. Platt               Assistant Secretary,                 --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


(c)      Not applicable.


Item 28. Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:


Registrant                                Federated Investors Tower
                                          1001 Liberty Avenue
                                          Pittsburgh, PA 15222-3779
                                          (Notices should be sent to the
                                          Agent for Service at above address)

                                          Federated Investors Funds
                                          5800 Corporate Drive
                                          Pittsburgh, PA 15237-7000

Federated Shareholder                     Federated Investors Tower
Services Company                          1001 Liberty Avenue
("Transfer Agent and Dividend             Pittsburgh, PA 15222-3779
Disbursing Agent")

Federated Services Company                Federated Investors Tower
("Administrator")                         1001 Liberty Avenue
                                          Pittsburgh, PA 15222-3779

Federated Advisers                        Federated Investors Tower
("Advisor")                               1001 Liberty Avenue
                                          Pittsburgh, PA 15222-3779

State Street Bank and Trust Company       P.O. Box 8600
("Custodian")                             Boston, MA  02266-8600

Item 29. Management Services:  Not applicable.

Item 30. Undertakings:

         Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED TAX-FREE TRUST, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 25th day of November, 1998.

                            FEDERATED TAX-FREE TRUST

                  BY: /s/ Matthew S. Hardin
                  Matthew S. Hardin, Assistant Secretary
                  Attorney in Fact for John F. Donahue
                  November 25, 1998

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE

By: /s/ Matthew S. Hardin
    Matthew S. Hardin             Attorney In Fact          November 25, 1998
    ASSISTANT SECRETARY           For the Persons
                                  Listed Below

    NAME                            TITLE

John F. Donahue*                  Chairman and Trustee
                                  (Chief Executive Officer)

Glen R. Johnson*                  President

John W. McGonigle*                Treasurer, Executive
                                  Vice President and Secretary
                                  (Principal Financial and
                                    Accounting Officer)

Thomas G. Bigley*                 Trustee

Nicholas P. Constantaskis         Trustee

John T. Conroy, Jr.*              Trustee

William J. Copeland*              Trustee

James E. Dowd*                    Trustee

Lawrence D. Ellis, M.D.*          Trustee

Edward L. Flaherty, Jr.*          Trustee

Peter E. Madden*                  Trustee

John E. Murray, Jr.*              Trustee

Wesley W. Posvar*                 Trustee

Marjorie P. Smuts*                Trustee

* By Power of Attorney